STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSIXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (SSTXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVMXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TRIXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPIXX)

INSTITUTIONAL CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, and 14:

(2)

The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

The following language is hereby added to footnote 2 on the table titled, “Annual Fund Operating Expenses” on pages 10 and 17:

The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

The following language is hereby added to the paragraph titled, “The Adviser” on page 28:

In addition to any contractual expense limitation for a Fund which is described in the Fund Summaries, the Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Fund to the extent necessary to avoid negative yield which may vary from time to time and from Fund to Fund in the Adviser’s sole discretion. Under an agreement with the Adviser relating to the Voluntary Reduction, the Funds have agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on October 1, 2012, subject to certain limitations. A Fund will not be obligated to reimburse the Adviser: more than three years after the end of the fiscal year for the Fund in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser could negatively impact a Fund’s future yield. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund, without limitation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSVXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (TFVXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVVXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TRVXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPVXX)

INVESTMENT CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, and 15:

(2)

The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

The following language is hereby added to footnote 2 on the table titled, “Annual Fund Operating Expenses” on pages 11 and 18:

The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

The following language is hereby added to the paragraph titled, “The Adviser” on page 29:

In addition to any contractual expense limitation for a Fund which is described in the Fund Summaries, the Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Fund to the extent necessary to avoid negative yield which may vary from time to time and from Fund to Fund in the Adviser’s sole discretion. Under an agreement with the Adviser relating to the Voluntary Reduction, the Funds have agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on October 1, 2012, subject to certain limitations. A Fund will not be obligated to reimburse the Adviser: more than three years after the end of the fiscal year for the Fund in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser could negatively impact a Fund’s future yield. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund, without limitation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (LRSXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (TASXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVSXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TYSXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPSXX)

SERVICE CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on pages 3, 7, 10, 13 and 16:

(2)

The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

The following language is hereby added to the paragraph titled, “The Adviser” starting on page 27:

In addition to any contractual expense limitation for a Fund which is described in the Fund Summaries, the Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Fund to the extent necessary to avoid negative yield which may vary from time to time and from Fund to Fund in the Adviser’s sole discretion. Under an agreement with the Adviser relating to the Voluntary Reduction, the Funds have agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on October 1, 2012, subject to certain limitations. A Fund will not be obligated to reimburse the Adviser: more than three years after the end of the fiscal year for the Fund in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser could negatively impact a Fund’s future yield. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund, without limitation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSLXX)

CLASS M SHARES

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on page 3:

(3)

The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

The following language is hereby added to the paragraph titled, “The Adviser” starting on page 12:

In addition to any contractual expense limitation for the Fund which is described in the Fund Summary, the Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund to the extent necessary to avoid negative yield which may vary from time to time in the Adviser’s sole discretion. Under an agreement with the Adviser relating to the Voluntary Reduction, the Fund has agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on October 1, 2012, subject to certain limitations. The Fund will not be obligated to reimburse the Adviser: more than three years after the end of the fiscal year in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain the Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser could negatively impact the Fund’s future yield. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSVXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVVXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPVXX)

INVESTMENT CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on page 3:

(2)

The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

The following language is hereby added to footnote 2 on the table titled, “Annual Fund Operating Expenses” on pages 7 and 11:

The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

The following language is hereby added to the paragraph titled, “The Adviser” on page 21:

In addition to any contractual expense limitation for a Fund which is described in the Fund Summaries, the Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Fund to the extent necessary to avoid negative yield which may vary from time to time and from Fund to Fund in the Adviser’s sole discretion. Under an agreement with the Adviser relating to the Voluntary Reduction, the Funds have agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on October 1, 2012, subject to certain limitations. A Fund will not be obligated to reimburse the Adviser: more than three years after the end of the fiscal year for the Fund in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser could negatively impact a Fund’s future yield. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund, without limitation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSIXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVMXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPIXX)

INSTITUTIONAL CLASS

The following footnote is hereby inserted after “Total Annual Fund Operating Expenses” on the table titled, “Annual Fund Operating Expenses” on page 3:

(2)

The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

The following language is hereby added to footnote 2 on the table titled, “Annual Fund Operating Expenses” on pages 7 and 11:

The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

The following language is hereby added to the paragraph titled, “The Adviser” on page 19:

In addition to any contractual expense limitation for a Fund which is described in the Fund Summaries, the Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Fund to the extent necessary to avoid negative yield which may vary from time to time and from Fund to Fund in the Adviser’s sole discretion. Under an agreement with the Adviser relating to the Voluntary Reduction, the Funds have agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on October 1, 2012, subject to certain limitations. A Fund will not be obligated to reimburse the Adviser: more than three years after the end of the fiscal year for the Fund in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser could negatively impact a Fund’s future yield. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund, without limitation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supplement Dated October 1, 2012

to the

Prospectus Dated April 30, 2012

VAN ECK MONEY FUND

A Private Label of

Investment Class Shares of the

State Street Institutional Treasury Plus Money Market Fund

Advised by SSgA Funds Management, Inc.,

a subsidiary of State Street Corporation

The following language is hereby added to footnote 2 on the table titled, “Annual Fund Operating Expenses” on page 3:

The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”) which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

The following language is hereby added to the paragraph titled, “The Adviser” on page 8:

In addition to any contractual expense limitation for the Fund which is described in the Fund Summary, the Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund to the extent necessary to avoid negative yield which may vary from time to time in the Adviser’s sole discretion. Under an agreement with the Adviser relating to the Voluntary Reduction, the Fund has agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on October 1, 2012, subject to certain limitations. The Fund will not be obligated to reimburse the Adviser: more than three years after the end of the fiscal year in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Advisor on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain the Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser could negatively impact the Fund’s future yield. There is no guarantee that a Fund will be able to avoid a negative yield. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Supplement Dated October 1, 2012

to the

Statement of Additional Information Dated April 30, 2012

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Institutional Class (SSIXX)

Investment Class (SSVXX)

Service Class (LRSXX)

M Class Shares

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Institutional Class (GVMXX)

Investment Class (GVVXX)

Service Class (GVSXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

Institutional Class (SSTXX)

Investment Class (TFVXX)

Service Class (TASXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Institutional Class (TRIXX)

Investment Class (TRVXX)

Service Class (TYSXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Institutional Class (TPIXX)

Investment Class (TPVXX)

Service Class (TPSXX)

The last six paragraphs under the heading “Investment Advisory Agreements” are hereby deleted and replaced with the following:

Prior to April 30, 2009, SSgA FM contractually agreed to cap the total operating expenses of the ILR Fund (not including interest, taxes, extraordinary expenses, the pass-through expenses of its corresponding Portfolio, distribution and shareholder servicing fees) at 0.05% of the Fund’s average daily net assets. This agreement has expired. Effective August 1, 2009, SSgA FM contractually agreed to cap the total operating expenses of Institutional Class and Investment Class of the ILR Fund (excluding taxes, interest and extraordinary expenses), to the extent expenses exceed 0.12% and 0.47%, respectively, of each class’s average daily net assets on an annualized basis, until April 30, 2012. For the years ended December 31, 2011, December 31, 2010 and December 31, 2009, SSgA FM reimbursed the ILR Fund $0, $984,749, and $468,903, respectively, under these agreements. Additionally, the Adviser may reimburse expenses or waive fees to avoid negative yield (the “Voluntary Reduction”). Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. The ILR Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The investment adviser may, in its sole discretion, irrevocably

1

waive receipt of any or all reimbursement amounts due from the fund, without limitation. For the year ended December 31, 2011, SSgA FM voluntarily waived fees of $383,670 on the ILR Fund.

Prior to April 30, 2009, SSgA contractually agreed to cap the total operating expenses of the Tax Free Fund (not including interest, taxes, extraordinary expenses, the pass-through expenses of its corresponding Portfolio, distribution and shareholder servicing fees) at 0.10% of the Fund’s average daily net assets. This agreement has expired. For the years ended December 31, 2009 and December 31, 2008, SSgA FM reimbursed the Tax Free Fund $0 and $0, respectively, under this agreement. Additionally, the Adviser may reimburse expenses or waive fees to avoid negative yield (the “Voluntary Reduction”). Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. The Tax Free Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The investment adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation. For the year ended December 31, 2011, SSgA FM voluntarily waived fees of $335,790 on the Tax Free Fund.

Effective August 1, 2009, SSgA FM contractually agreed to cap the total operating expenses of the Institutional Class and Investment Class of the U.S. Government Fund (excluding taxes, interest and extraordinary expenses), to the extent expenses exceed 0.12% and 0.47% respectively, of each class’s average daily net assets on an annualized basis, until April 30, 2012. For the year ended December 31, 2011, SSgA FM reimbursed the U.S. Government Fund $156,552 under this agreement. Additionally, the Adviser may reimburse expenses or waive fees to avoid negative yield (the “Voluntary Reduction”). Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. The U.S. Government Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The investment adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation. For the year ended December 31, 2011, SSgA FM voluntarily waived fees of $1,436,475 on the U.S. Government Fund.

The Adviser may reimburse expenses or waive fees of the Institutional Class and Investment Class of the Treasury Fund to avoid negative yield (the “Voluntary Reduction”). Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. The Treasury Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The investment adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation. For the year ended December 31, 2011, SSgA FM voluntarily waived fees of $5,633,776 on the Treasury Fund.

Effective August 1, 2009, SSgA FM contractually agreed to cap the total operating expenses of the Institutional Class and Investment Class of the Treasury Plus Fund (excluding taxes, interest and extraordinary expenses), to the extent expenses exceeded 0.12% and 0.47%, respectively, of each class’s average daily net assets on an annualized basis, until April 30, 2012. For the year ended December 31, 2011, SSgA FM reimbursed the Treasury Plus Fund $297,688 under this agreement. Additionally, the Adviser may reimburse expenses or waive fees to avoid negative yield (the “Voluntary Reduction”). Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. The Treasury Plus Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The investment adviser may, in its sole

2

discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation. For the year ended December 31, 2011, SSgA FM voluntarily waived fees of $799,330 on the Treasury Plus Fund.

On April 29, 2010, SSgA FM contractually agreed to cap the total operating expenses of the Equity 2000 Index Fund (excluding pass-through expenses of the Equity 2000 Index Portfolio, non-recurring account fees and extraordinary expenses) to the extent that total operating expenses do not exceed 0.05% of the Equity 2000 Index Fund’s average daily net assets on an annualized basis. This contractual agreement remain in effect until April 30, 2012 and shall automatically renew for successive annual periods, unless SSgA FM provides notice to the Fund of its intent not to renew prior to the start of the next annual period. This agreement may not be terminated without prior approval from the Board of Trustees. For the years ended December 31, 2011, December 31, 2010 and December 2009, SSgA FM reimbursed the Equity 2000 Index Fund $0, $0 and $0, respectively, under this agreement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

3